Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Summary of Minimum Lease Commitments	At September 30, 2018, the Company had the following minimum lease commitments:

(Dollars in thousands)
Year ending December 31:
2018	$119
2019	531
2020	541
2021	434
2022	436
Thereafter	389
Total	$2,450
At December 31, 2017, the Company had the following minimum lease commitments:

(Dollars in thousands)
Year Ended December 31:
2018	$453
2019	523
2020	534
2021	437
2022	436
2023	355
2024	34
Total	$2,772